UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           November 10, 2004
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:    $ 213397
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103      9585    203766 SH        SOLE                   203766
AMERICAN GREETINGS CORP CL A  COMM             026375105     15028    598266 SH        SOLE                   598266
APACHE CORP                   COMM             037411105      8200    163648 SH        SOLE                   163648
BLACK & DECKER CORP           COMM             091797100     13766    177764 SH        SOLE                   177764
BRUNSWICK CORP                COMM             117043109     10870    237540 SH        SOLE                   237540
CLOROX CO                     COMM             189054109     10444    195952 SH        SOLE                   195952
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     12374    209731 SH        SOLE                   209731
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      7953    410143 SH        SOLE                   410143
FORTUNE BRANDS INC            COMM             349631101     10232    138105 SH        SOLE                   138105
JOY GLOBAL INC                COMM             481165108     14893    433199 SH        SOLE                   433199
MASCO CORP                    COMM             574599106     10577    306327 SH        SOLE                   306327
MATTEL INC                    COMM             577081102     10302    568216 SH        SOLE                   568216
MAYTAG CORP                   COMM             578592107      7032    382822 SH        SOLE                   382822
MERCK & CO INC                COMM             589331107      6735    204102 SH        SOLE                   204102
NEWELL RUBBERMAID INC         COMM             651229106      6569    327776 SH        SOLE                   327776
NORFOLK SOUTHERN CORP         COMM             655844108     11251    378317 SH        SOLE                   378317
PACIFICARE HEALTH SYSTEMS INC COMM             695112102     12640    344414 SH        SOLE                   344414
PFIZER INC                    COMM             717081103     10562    345171 SH        SOLE                   345171
POLYONE CORP                  COMM             73179P106      4293    570814 SH        SOLE                   570814
TRINITY INDS INC              COMM             896522109     11690    375043 SH        SOLE                   375043
TYCO INTERNATIONAL LTD NEW    COMM             902124106      8399    273933 SH        SOLE                   273933